UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

              Investment Company Act file number    811-21190
                                                ------------------

    Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           399 Park Avenue, 7th Floor
                               New York, NY 10043
      -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Millie Kim, Esq.
                      CitiGroup Alternative Investments LLC
                           399 Park Avenue, 7th Floor
                               New York, NY 10043
      -------------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (212) 816-4999
                                                          ---------------

                        Date of fiscal year end: March 31
                                                ---------

                    Date of reporting period: March 31, 2005
                                             ---------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G

                                  ANNUAL REPORT

                                 MARCH 31, 2005

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
Series G - Letter to Members
as of March 31, 2005
--------------------------------------------------------------------------------

Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC - Series G ("Multi-Strategy" or the "Portfolio") was up 4.96% annualized since its inception in January 2003. For the same time period, the S&P 500 was up 15.97%, while the Lehman Aggregate Bond Index was up 3.53%.

COMMENTARY
----------

March was a difficult month for hedge funds, with the exception of fixed-income arbitrage strategies. All major global equity markets were down while fixed income markets were mainly unchanged. The macro environment saw rising oil prices, inflationary worries, and increasing interest rates. Global macro managers struggled as sharp reversals in many markets made directional trading difficult. Long/short equity managers were generally down for the month. Convertible arbitrage strategies continued to underperform amidst falling equity prices, widening credit spreads, and continued redemptions. Distressed debt managers were generally down as spreads widened by 79 basis points ("bps") from 285 bps to 364 bps. Fixed income arbitrage strategies performed well as they benefited from a widening of spreads among credit, emerging markets, swaps and mortgages.

QUARTERLY OUTLOOK
-----------------

The first quarter of 2005 was generally difficult for both traditional and alternative money managers. Volatility remained stubbornly low and most markets finished at or close to their low points of 2005. Whereas in recent years such performance has generally been attributed to geopolitical risks, such as terrorism and the War in Iraq, this past quarter was relatively quiet in terms of external events. What proved challenging to markets last quarter, however, were the risks posed to economic growth by the withdrawal of monetary and other economic stimuli. Central banks across the globe have been steadily increasing shortterm interest rates and reducing liquidity, and none have been as aggressive as the U.S. Federal Reserve Bank (the "Fed"). Over the past year, the Fed has raised interest rates seven times, moving the Fed Funds Rate from 1.00% to 2.75%. Moreover, commodity prices, in particular energy, have continued to surge. Crude oil, for example, has surged from $43 a barrel to over $55 in the past three months. As demand for most energy products is relatively inelastic, this has acted in effect as a consumption tax and a withdrawal of liquidity.

Nevertheless, corporations, consumers and governments alike are doing what they can to offset the deleterious effects of this withdrawal of liquidity. Consumers are withdrawing equity from their homes while lowering monthly payments by assuming interest rate risk. Corporations are actively buying and selling each other in search of cost savings and synergy. Governments are spending, cutting taxes and running up large deficits. All of these beneficiaries of the recent monetary and credit expansion have been successful thus far in staving off the effects of monetary tightening. This has lead some to believe that the current deceleration will be transitory in nature and that both stronger growth and earnings are in the offing in the second half of this year. Somewhat contradictory is that it is also expected that the monetary contraction under way will continue and conditions will be even more restrictive. As growth seems to be a largely monetary phenomenon, it would seem unlikely that it will re-accelerate as rates rise. In the short term, these conflicting influences have made markets choppy, directionless and frustrating. In the long term, it makes them vulnerable to potential dislocations and economic disappointment.

The divergence between short-term and long-term prospects poses challenges for money managers of all stripes, hedge fund managers being no exception. While no longer being able to rely on beta as a steady source of returns as market direction seems unclear, dramatic capital inflows into hedge funds and other absolute return strategies have made their pursuit of alpha more competitive and difficult. It has never been

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
Series G - Letter to Members
as of March 31, 2005
--------------------------------------------------------------------------------

more important to invest with the right managers and in the right strategies, which is what the Investment Manager will continue to focus on going forward.

TACTICAL VIEW
-------------

GLOBAL MACRO: POSITIVE

The macro community remains divided on the likely direction of interest rates and currencies in the short term. Both markets remain in transition leaving room for some significant moves and therefore opportunities in the quarters to come.

LONG/SHORT EQUITY: NEUTRAL

Global equity markets generally had a difficult first quarter, as did most long/short managers. If this continues, long short managers will have to scramble to generate alpha and not be able to rely on beta as a significant source of returns.

EQUITY ARBITRAGE: POSITIVE

Volatility picked up in the first quarter, which helped most managers in this strategy. Equity arbitrage managers should benefit if this trend continues.

CONVERTIBLE ARBITRAGE: NEUTRAL

The pick up in volatility was a welcomed relief for most managers but unfortunately it was accompanied by a widening of credit spreads. Both of these developments were relatively modest in scope and largely offsetting. As the tug of war continues, managers will continue to face a challenging environment.

DISTRESSED: NEUTRAL

Spreads widened and rates increased modestly during the quarter, hurting many distressed managers. Whether it was just a much needed correction or the beginning of a reversal remains to be seen. Either way, spreads still remain tight, and the risks remain negatively skewed.

MERGER ARBITRAGE/MULTI-STRATEGY EVENT: POSITIVE

The corporate transaction market remains active and provides an excellent backdrop for managers using this strategy.

FIXED INCOME ARBITRAGE: NEUTRAL

Uncertainty about the direction of interest rates remains both an opportunity and challenge for most fixed income managers, as is the widening of mortgage spreads for most mortgage managers.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
Series G - Letter to Members
as of March 31, 2005
--------------------------------------------------------------------------------

Potential investors should clearly understand the risks involved in an investment in the Portfolio. Investing in hedge funds is speculative, not suitable for all clients, and intended for investors with sufficient knowledge and experience who are willing to bear the high economic risks of the investment, which can include:

o loss of all or a substantial portion of the investment due to leveraging, short-selling or other speculative investment practices;

o lack of liquidity in that there may be no secondary market for the fund and none expected to develop;

o     volatility of returns;

o     restrictions on transferring interests in the fund;

o     absence of information regarding valuations and pricing;

o     delays in tax reporting;

o     less regulation and higher fees than mutual funds; and

o     manager risk.

See "Risk Factors" in the Offering Memorandum.

INDIVIDUAL FUNDS WILL HAVE SPECIFIC RISKS RELATED TO THEIR INVESTMENT PROGRAMS THAT WILL VARY FROM FUND TO FUND.

UNITS OF CITIGROUP ALTERNATIVE INVESTMENTS MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC INVOLVE SIGNIFICANT RISKS, ARE A SPECULATIVE INVESTMENT NOT SUITABLE FOR ALL INVESTORS, SHOULD COMPRISE ONLY A PORTION OF ANY INVESTOR'S TOTAL PORTFOLIO, AND SHOULD BE REGARDED AS A LONG-TERM INVESTMENT.

OPINIONS EXPRESSED IN THIS REPORT ARE INTENDED SOLELY AS GENERAL MARKET COMMENTARY AND DO NOT CONSTITUTE INVESTMENT ADVICE OR A GUARANTEE OF RETURNS.

INFORMATION CONTAINED IN THIS REPORT IS SUBJECT TO CERTAIN CONFIDENTIALITY REQUIREMENTS IMPOSED ON THE PORTFOLIO. ACCORDINGLY, EACH OF THE PORTFOLIO'S INVESTORS MUST MAINTAIN THE CONFIDENTIALITY OF ALL INFORMATION CONTAINED HEREIN AND MAY ONLY USE THIS REPORT IN FURTHERANCE OF THEIR INTERESTS AS AN INVESTOR IN THE PORTFOLIO.

This document is offered for informational purposes only and does not constitute an offer to sell any securities. An offer or solicitation will be made only through the Offering Memorandum, Limited Liability Company Agreement and Subscription Agreement and is qualified in its entirety by the terms and conditions contained in such documents. The Offering Memorandum contains additional information needed to evaluate the investment and provides important disclosures regarding risks, fees and expenses. Before making an investment, potential investors should carefully read the Offering Memorandum, Limited Liability Company Agreement, and Subscription Agreement and consult their professional advisor.

Please note that investing in Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC is not suitable for all clients. This investment is illiquid and is not listed on any exchange and should be regarded as fixed and long term. It is intended for experienced and sophisticated investors who are willing to bear the economic risks of the investment, including the possible loss of the principal amount invested.

Citigroup Alternative Investments LLC is not acting as the advisor or agent for clients purchasing units, and thus clients cannot rely on Citigroup Alternative Investments LLC in connection with their decision to make this investment. This presentation is being made to clients based on the understanding that each client has sufficient knowledge, experience and professional advice to make its own evaluation of the merits and risks of this investment.

Units of the Series are being offered in the U.S. by Smith Barney, which is a division and service mark of Citigroup Global Markets Inc., member NASD/SIPC.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
Series G - Letter to Members
as of March 31, 2005
--------------------------------------------------------------------------------

This information is confidential and intended solely for use by Citigroup Alternative Investments LLC and its affiliates with its clients and their advisers. It is not to be reproduced or distributed except with the permission of Citigroup Alternative Investments LLC.

The third party information used in this document has been obtained from various published and unpublished sources considered to be reliable. However, Citigroup Inc. and its affiliates and subsidiaries ("Citigroup") cannot guarantee its accuracy or completeness and thus do not accept liability for any direct or consequential losses arising from its use. In addition, Citigroup can accept no responsibility for the tax treatment of any investment product, whether or not the investment is purchased by a trust or company administered by an affiliate of Citigroup. Citigroup assumes that, before making any commitment to invest, the investor (and where applicable, its beneficial owners) have taken whatever tax, legal or other advice the investor/beneficial owners consider necessary and have arranged to account for any tax lawfully due on the income or gains arising from any investment product provided by Citigroup. At any time, Citigroup or its employees may have a position, subject to change, in any securities or instruments referred to, or provide services to the issuers of those securities or instruments.

Citigroup Alternative Investments LLC is an indirectly wholly owned subsidiary of Citigroup, and some or all of the Placement Agents and the Administrative Services Provider are also affiliates of Citigroup and Citigroup Alternative Investments LLC. In addition, as a diversified global financial services firm, Citigroup (including for purposes of this discussion, its subsidiaries and other affiliates) engages in a broad spectrum of activities, including financial advisory services, asset management activities, sponsoring and managing private investment funds, engaging in broker-dealer transactions, and other activities. In the ordinary course of business, Citigroup engages in activities in which Citigroup's interests or the interest of its clients may conflict with the interest of the Portfolio or a Series or the investors. Specific examples of such conflicts include, but are not limited to: competition with other Citigroup affiliates and Citigroup sponsored funds for investment opportunities, the fact that Citigroup may receive compensation for performing other financial services for the underlying investment funds and related parties, Citigroup's existing and potential client relationships with a significant number of sponsors and managers of investment funds, corporations and institutions, and the fact that Citigroup may structure its products and investments in a manner that benefits certain investors more than others. Investors should consult the Offering Memorandum for a more detailed description of actual and potential conflicts. There also may be additional conflicts and no assurance can be given that such conflicts of interest will be resolved in favor of the Portfolio or a Series or the investors. In acquiring Units, an investor will be deemed to have acknowledged the existence of potential conflicts of interest relating to Citigroup and to the Portfolio's or Series' operating in the face of those conflicts.

Non-Confidentiality. An investor (and each employee, representative, or other agent of the investor) may disclose to any and all persons, without limitation of any kind, the tax treatment and tax structure of the Portfolio and the transaction and all materials of any kind (including opinions or tax analyses) that are provided to the investor relating to such tax treatment and tax structure.

U.S. Tax-Reporting. Investors who are required to file a U.S. federal tax return may be required to file an additional form with their return and a copy with the Internal Revenue Service.

Past performance does not guarantee future results. The performance information and investment opportunities contained herein are for informational purposes and are not to be construed as indicative of the future performance or investment strategy of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC.

Citigroup Alternative Investments LLC is relying on Commodity Futures Trading Commission Rule 4.5 with respect to its operation of the investment program of Citigroup Alternative Investments Multi-Advisor Hedge Fund Portfolios LLC and, accordingly, is not subject to registration or regulation as a commodity pool operator with respect to its operation of such investment program.

The units are offered to potential investors on the basis of the information in the Offering Memorandum. No person has been authorized to make representations or provide any information relating to the units which are inconsistent with or not otherwise contained in the Offering Memorandum.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
             -------------------------------------------------------

The Members and Board of Directors
Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC-Multi-Strategy Series G

We have audited the accompanying statement of assets and liabilities of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC-Multi-Strategy Series G, including the schedule of investments, as of March 31, 2005, and the related statement of operations for the year ended March 31, 2005, the statements of changes in members' capital for each of the years in the two-year period ended March 31, 2005, the statement of cash flows for the year ended March 31, 2005, and the financial highlights for each of the years in the two-year period ended March 31, 2005 and the period from January 1, 2003 (commencement of operations) to March 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of investments owned as of March 31, 2005, by inspection of investment subscription documents and confirmation with underlying investment funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC-Multi-Strategy Series G, as of March 31, 2005, the results of its operations and its cash flows for the year then ended, the changes in its members' capital for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and the period from January 1, 2003 through March 31, 2003 in conformity with U.S. generally accepted accounting principles.


                                                            /s/ KPMG LLP

New York, New York
May 23, 2005

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G
                       STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 2005

--------------------------------------------------------------------------------

ASSETS

Cash and cash equivalents                                                $ 18,554,854
Investments in investment funds, at fair value (Cost: $160,931,677)       178,201,380
Receivable from investment funds                                           22,060,190
Other assets                                                                   49,109
                                                                         ------------

   TOTAL ASSETS                                                           218,865,533
                                                                         ------------

LIABILITIES

Redemptions payable                                                         8,682,345
Management fee payable                                                      1,965,802
Contributions received in advance                                           2,340,925
Offering costs payable                                                          5,182
Accounts payable and accrued expenses                                         788,615
                                                                         ------------

   TOTAL LIABILITIES                                                       13,782,869
                                                                         ------------

          MEMBERS' CAPITAL (183,915.383 UNITS OUTSTANDING)               $205,082,664
                                                                         ============

   NET ASSET VALUE PER UNIT                                              $   1,115.09
                                                                         ============

The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005

--------------------------------------------------------------------------------

                                                                                                      % OF MEMBERS'
                                                                      COST            FAIR VALUE         CAPITAL
INVESTMENTS IN INVESTMENT FUNDS
          FIXED INCOME ARBITRAGE
                Concordia I, L.P. - a                              $  6,570,000      $  6,979,497         3.40%
                PIMCO Global Relative Value Fund, L.L.C. - b          9,250,000         9,553,620         4.66%

          EVENT DRIVEN
                Brencourt Multi-Strategy, L.P. - b                 $  3,960,000      $  4,543,956         2.22%
                Canyon Value Realization Fund, L.P. - b               5,150,000         6,045,387         2.95%
                Centaurus Alpha Fund L.P. - a                        10,500,000        11,562,478         5.64%
                GoldenTree High Yield Partners, L.P. - b              2,460,000         3,617,289         1.76%
                Lydian Partners II, L.P. - b                          5,910,000         5,804,007         2.83%
                Polaris Vega Investors L.P. - a                       3,500,000         3,439,729         1.68%
                Post Opportunity Fund, L.P. - b                       2,000,000         2,725,764         1.32%
                Purchase Associates II, L.P. - b                      3,360,000         3,583,676         1.75%
                Taconic Capital Partners 1.5, L.P. - b                6,922,252         8,041,934         3.92%

          EQUITY ARBITRAGE
                Frontpoint Utility & Energy, L.P. - b              $  8,000,000      $  9,040,000         4.41%
                Pentangle Partners, L.P. - a                         10,468,500        10,910,187         5.32%

          DISCRETIONARY
                Basswood Opportunity Partners L.P.- b              $ 12,000,000      $ 12,693,724         6.19%
                Chilton Small Cap Partners, L.P. Class A - c          8,720,000        10,190,909         4.97%
                Delta Fund Europe L.P. - b                            5,000,000         5,133,696         2.50%
                Delta Institutional, L.P. - b                        12,100,000        16,239,680         7.92%
                North River Partners,  L.P. - d                       6,720,000         8,515,788         4.15%
                North Sound Legacy Institutional,  L.L.C. - b        14,000,000        15,615,539         7.61%
                The Capital Hedge Fund Ltd - a                       12,000,000        12,031,809         5.87%
                Trellus Partners L.P.- b                             10,000,000         9,591,786         4.68%
                                                                   --------------------------------------------
TOTAL INVESTMENTS IN INVESTMENT FUNDS                              $158,590,752      $175,860,455        85.75%

SHORT TERM INVESTMENTS
                BlackRock PIF Temp Fund                            $  2,340,925      $  2,340,925         1.14%
                                                                   --------------------------------------------
TOTAL INVESTMENTS                                                  $160,931,677      $178,201,380        86.89%

OTHER ASSETS, LESS LIABILITIES                                                       $ 26,881,284        13.11%
                                                                                     --------------------------

MEMBERS' CAPITAL                                                                     $205,082,664       100.00%
                                                                                     ==========================

Note: Investments in underlying Investment Funds are categorized by investment strategy.

a - Redemptions permitted monthly
b - Redemptions permitted quarterly
c - Redemptions permitted annually
d - Redemptions permitted semi-annually

The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G
                             STATEMENT OF OPERATIONS
                            YEAR ENDED MARCH 31, 2005

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest                                                         $   199,381
                                                                    -----------

         TOTAL INVESTMENT INCOME                                        199,381
                                                                    -----------

EXPENSES
      Management fees                                                 4,157,522
      Professional fees                                                 625,727
      Administration fees                                               553,200
      Amortization of offering costs                                    111,750
      Marketing fees                                                     49,315
      Directors' fees and expenses                                       25,483
      Custodian fees                                                     12,931
      Miscellaneous expenses                                             91,663
                                                                    -----------

         Total expenses                                               5,627,591
                                                                    -----------

         Net investment loss                                         (5,428,210)
                                                                    -----------

Realized and unrealized gain on investments:

Net realized gain on investments                                        812,524
Net change in unrealized appreciation on investments                  8,545,992
                                                                    -----------

Net realized and unrealized gain on investments                       9,358,516
                                                                    -----------

Increase in members' capital derived from investment activities     $ 3,930,306
                                                                    ===========

The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G
                    STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
                   FOR THE YEARS ENDED MARCH 31, 2005 AND 2004

--------------------------------------------------------------------------------

                                                               YEAR ENDED         YEAR ENDED
                                                             MARCH 31, 2005     MARCH 31, 2004
FROM INVESTMENT ACTIVITIES

   Net investment loss                                       $  (5,428,210)      $  (2,437,028)
   Net realized gain on investments                                812,524             307,192
   Net change in unrealized appreciation on investments          8,545,992           8,496,546
                                                             -------------       -------------

      INCREASE IN MEMBERS' CAPITAL
      DERIVED FROM INVESTMENT ACTIVITIES                         3,930,306           6,366,710

MEMBERS' CAPITAL TRANSACTIONS

   Capital contributions                                       119,438,511          61,119,628
   Capital withdrawals                                         (21,564,435)         (2,634,723)
                                                             -------------       -------------

      INCREASE IN MEMBERS' CAPITAL
      DERIVED FROM CAPITAL TRANSACTIONS                         97,874,076          58,484,905

      MEMBERS' CAPITAL AT BEGINNING OF PERIOD                  103,278,282          38,426,667
                                                             -------------       -------------

      MEMBERS' CAPITAL AT END OF PERIOD (183,915.383
      AND 93,942.933 UNITS OUTSTANDING AT MARCH 31,
      2005 AND 2004, RESPECTIVELY)                           $ 205,082,664       $ 103,278,282
                                                             =============       =============

The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G
                             STATEMENT OF CASH FLOWS
                            YEAR ENDED MARCH 31, 2005

--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Increase in members' capital derived from investment activities           $   3,930,306
Adjustments to reconcile net increase in members' capital derived from investment activities to net cash used in operating activities:
   Increase in investment funds, at fair value                              (64,092,492)
   Increase in receivable from investment funds                             (21,581,340)
   Decrease in other assets                                                     102,381
   Increase in management fee payable                                         1,770,280
   Decrease in offering costs payable                                          (104,450)
   Increase in accounts payable and accrued expenses                            294,025
                                                                          -------------
      NET CASH USED IN OPERATING ACTIVITIES                                 (79,681,290)

CASH FLOWS FROM FINANCING ACTIVITIES
   Capital contributions                                                    119,438,511
   Capital withdrawals                                                      (13,313,123)
   Decrease in contributions received in advance                            (19,729,250)
                                                                          -------------
      NET CASH PROVIDED BY FINANCING ACTIVITIES                              86,396,138

                                                                          -------------
      Net increase in cash and cash equivalents                               6,714,848

      Cash and cash equivalents at beginning of period                       11,840,006
                                                                          -------------
      Cash and cash equivalents at end of period                          $  18,554,854
                                                                          =============

Supplmental non-cash information:

Included in capital withdrawals on the accompanying Statement of Changes in Members' Capital is a change in redemptions payable of $8,251,312.

The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

FOR A UNIT OUTSTANDING THROUGHOUT EACH PERIOD                                                             JANUARY 1, 2003
                                                                                                           (COMMENCEMENT
                                                               YEAR ENDED             YEAR ENDED           OF OPERATIONS)
                                                             MARCH 31, 2005         MARCH 31, 2004       TO MARCH 31, 2003
NET ASSET VALUE, BEGINNING OF PERIOD:                       $      1,099.37        $        995.86        $      1,000.00
                                                            ===============        ===============        ===============
       INCOME FROM INVESTMENT OPERATIONS***:
       Net investment loss                                           (32.25)                (36.19)                (12.87)
       Net realized and unrealized gain on investments                47.97                 139.70                   8.73
                                                            ---------------        ---------------        ---------------
       TOTAL FROM INVESTMENT OPERATIONS                               15.72                 103.51                  (4.14)
                                                            ---------------        ---------------        ---------------

NET ASSET VALUE, END OF PERIOD:                             $      1,115.09        $      1,099.37        $        995.86
                                                            ===============        ===============        ===============

TOTAL RETURN                                                           1.43%                 10.39%                 (0.41%)**

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period                                   $   205,082,664        $   103,278,282        $    38,426,667
                                                            ===============        ===============        ===============
Portfolio turnover                                                    25.24%                 21.29%                 29.92% *
Ratio of expenses to average net assets                                3.06%                  3.43%                  5.28% *
Ratio of net investment loss to average net assets                    (2.95%)                (3.40%)                (5.22%) *

*     Annualized.

**    Total return for a period of less than a full year is not annualized.

*** Per unit data for income from investment operations is computed using the twelve month total of income and expense divided by beginning of month units.

THE ABOVE RATIOS MAY VARY FOR INDIVIDUAL INVESTORS BASED ON THE TIMING OF CAPITAL TRANSACTIONS DURING THE PERIOD.

The accompanying notes are an integral part of these financial statements.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2005
--------------------------------------------------------------------------------

      1.    ORGANIZATION

            Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC ("the Company") was organized as a Delaware Limited Liability Company on August 16, 2002. The Company is registered under the Investment Company Act of 1940 (the "1940 Act") as amended, as a closed-end, non-diversified management investment company. The Company is also registered under the Securities Act of 1933 ("1933 Act"). The Company consists of two separate series, Multi-Strategy Series M and Multi-Strategy Series G (each a "Series"). The financial statements included herein are for Multi-Strategy Series G. The investment objective of Multi-Strategy Series G is to achieve capital appreciation principally through investing in investment funds ("Investment Funds") managed by third-party investment managers ("Investment Managers") that employ a variety of alternative investment strategies. These investment strategies allow Investment Managers the flexibility to use leverage or short-side positions to take advantage of perceived inefficiencies across the global markets, often referred to as "alternative" strategies. Because Investment Funds following alternative investment strategies are often described as hedge funds, the investment program of Multi-Strategy Series G can be described as a fund of hedge funds.

            Units of Multi-Strategy Series G are sold to eligible investors (referred to as "Members"). The minimum initial investment in Multi-Strategy Series G from each Member is $25,000 (and was $50,000 from January 1, 2003 to November 1, 2003); the minimum additional investment is $10,000.

            Citigroup Alternative Investments LLC ("CAI" or "the "Adviser"), a Delaware limited liability company and indirect, wholly owned subsidiary of Citigroup Inc., serves as Multi-Strategy Series G's investment adviser. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and, among other things, is responsible for the allocation of Multi-Strategy Series G's assets to various Investment Funds. AMACAR Partners, Inc. is the managing member of Multi-Strategy Series G and has delegated substantially all authority to oversee the management of the operations and assets of Multi-Strategy Series G to the Board of Directors.

      2.    SIGNIFICANT ACCOUNTING POLICIES

            Investments in Investment Funds are subject to the terms of the respective limited partnership agreements, limited liability company agreements and offering memoranda. Multi-Strategy Series G values these investments at fair value based on financial data supplied by the Investment Funds.

            A.    PORTFOLIO VALUATION

            The net asset value of Multi-Strategy Series G is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board of Directors.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2005 (CONTINUED)
--------------------------------------------------------------------------------

            Multi-Strategy  Series  G's  investments  in  Investment  Funds  are carried at fair value as determined by Multi-Strategy Series G's pro-rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or other allocations payable to the Investment Funds' managers as required by the Investment Funds' agreements. Each Investment Manager to which the Adviser allocates assets will charge Multi-Strategy Series G, as investor in an underlying Investment Fund, an asset-based fee, and some or all of the Investment Managers will receive performance-based compensation in the form of an incentive fee. The asset-based fees of the Investment Managers are generally expected to range from 1% to 3% annually of the net assets under their management and the incentive fee is generally expected to range from 15% to 25% of net profits annually.

            As a general matter, the fair value of Multi-Strategy Series G's investment in an Investment Fund represents the amount that Multi-Strategy Series G can reasonably expect to receive from an Investment Fund if Multi-Strategy Series G's investment were redeemed at the time of valuation, based on information available at the time. The Investment Funds provide for periodic redemptions ranging from monthly to annually. Investment Funds generally require advance notice of a Member's intent to redeem its interest, and may, depending on the Investment Funds' governing agreements, deny or delay a redemption request. Multi-Strategy Series G does not take a liquidity discount on any Investment Funds held. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements. The Investment Funds may invest a portion of their assets in restricted securities and other investments that are illiquid.

            B.    FUND EXPENSES

            Multi-Strategy Series G bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for Multi-Strategy Series G's account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board of Directors. Costs incurred in connection with the initial offering were deferred and amortized over the first twelve months of operations; costs incurred in connection with Multi-Strategy Series G's subsequent registration under the 1933 Act have been deferred and were amortized over the twelve months commencing after the effective date of such registration statement.

            C.    INCOME TAXES

            Multi-Strategy Series G currently intends to operate as a partnership and not as an association or publicly traded partnership taxable as a corporation for U.S. federal income tax purposes. Each Member will be required to report on his, her or its own annual tax return the Member's distributive share of Multi-Strategy Series G's taxable income or loss.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2005 (CONTINUED)
--------------------------------------------------------------------------------

            D.    CASH AND CASH EQUIVALENTS

            Cash and cash equivalents consist of monies invested in a PNC Bank, N.A. account that pays money market rates and are accounted for at cost plus accrued interest.

            E.    CONTRIBUTIONS RECEIVED IN ADVANCE

            Contributions received in advance of $2,340,925 represents subscriptions received to be credited to Members' capital accounts on April 1, 2005. Such amount is included within the short term investments balance as depicted on the accompanying schedule of investments.

            F.    RECEIVABLE FROM INVESTMENT FUNDS

            Receivable from investment funds of $22,060,190 represents amounts due to Multi-Strategy Series G for sales of interests in certain investment funds.

            G.    USE OF ESTIMATES

            The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing Multi-Strategy Series G's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

      3.    MANAGEMENT FEE, ADMINISTRATIVE FEE, RELATED PARTY TRANSACTIONS AND
            OTHER

            CAI, as Adviser, provides certain management and administrative services to Multi-Strategy Series G. CAI acts primarily to evaluate and select Investment Managers, to allocate assets, to establish and apply risk management procedures, and to monitor overall investment performance. In addition, CAI also provides office space and other support services. In consideration for such services, Multi-Strategy Series G will pay the Adviser a monthly management fee equal to 0.188% (2.25% on an annualized basis) of end of month Members' capital. The Adviser will pay a portion of the fee to its affiliates.

            A reduction in the management fee to 1.5% of net assets annually (from 2.25% annually for Multi-Strategy Series G) was approved by the Board of Directors to be effective August 1, 2005.

            In addition, CAI allocated certain marketing related expenses of $49,315 to Multi-Strategy Series G during the year ended March 31, 2005.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2005 (CONTINUED)
--------------------------------------------------------------------------------

            Placement agents may be retained by the Company to assist in the placement of Units. A placement agent affiliated with the Adviser will generally be entitled to receive a fee from each investor in the Company whose Units the agent places. The specific amount of the placement fee paid with respect to a Member is generally dependent on the size of the investment in a Series. Placement agents may also be reimbursed by the Company with respect to certain out-of-pocket expenses.

            Citigroup Global Markets, Inc. ("CGM"), an affiliate of CAI and a wholly owned subsidiary of Citigroup, Inc. serves as a placement agent of the Multi-Strategy Series G Units. For the year ended March 31, 2005, CGM earned $1,085,065 in placement fees on Multi-Strategy Series G Units. Such fees are deducted from an investor's gross contribution amount.

            The Company has entered into agreements with third parties to act as additional placement agents for Multi-Strategy Series G Units. Placement fees may range from 0 to 3%. In addition, the Adviser, and/or its affiliates, will pay the placement agents an annual fee, payable monthly in arrears. The fee shall be paid from the Adviser's own resources (or those of its affiliates).

            Multi-Strategy Series G pays CAI a monthly fee of 0.025% (0.30% on an annualized basis) for administration based primarily upon average net assets, subject to a minimum monthly fee, and will reimburse certain expenses. CAI, as Administrator, has retained PFPC Inc. ("PFPC"), an independent third party and wholly-owned subsidiary of The PNC Financial Services Group, to assist in the performance of its administrative duties. PFPC provides certain accounting, record keeping, tax and investor related services.

            Each Director who is not an "interested person" of the Company, as defined by the 1940 Act, receives an annual retainer of $10,000 plus a fee per meeting of the Board of Directors of $500. Such Director fees are allocated to each series pro-rata, based on the relative net assets of each series. Any Director who is an "interested person" does not receive any annual or other fee from the Company. All Directors are reimbursed for all reasonable out of pocket expenses. Total amounts expensed related to Directors by Multi-Strategy Series G for the year ended March 31, 2005 were $25,483.

            PFPC Trust Company (an affiliate of PFPC) serves as custodian of Multi-Strategy Series G's assets and provides custodial services for Multi-Strategy Series G. Fees payable to the custodian and reimbursement for certain expenses are paid by Multi-Strategy Series G.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2005 (CONTINUED)
--------------------------------------------------------------------------------

      4.    SECURITIES TRANSACTIONS

            The following table lists the aggregate purchases, proceeds from sales of Investment Funds, net unrealized appreciation, gross unrealized appreciation, and gross unrealized depreciation as of March 31, 2005. At March 31, 2005, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes.

            Cost of purchases                  $117,000,000
            Proceeds from sales                $ 42,561,024
            Gross unrealized appreciation      $ 17,844,181
            Gross unrealized depreciation      $    574,478
            Net unrealized appreciation        $ 17,269,703

      5.    CONTRIBUTIONS, REDEMPTIONS, AND ALLOCATION OF INCOME

            Generally, initial and additional subscriptions for Units may be accepted as of the first day of each month. CAI has been authorized by the Board of Directors of the Company to accept or reject any initial and additional subscriptions for Units in Multi-Strategy Series G. The Board of Directors from time to time and in its complete and exclusive discretion, may determine to cause Multi-Strategy Series G to repurchase Units from Members pursuant to written tenders by Members on such terms and conditions as it may determine. CAI expects that it typically will recommend to the Board of Directors that the Company offer to repurchase Units from Members quarterly, on each March 31, June 30, September 30 and December 31 (or, if any such date is not a business day, on the immediately preceding business day).

            Net profits or net losses of Multi-Strategy Series G for each month-end will be allocated among and credited to or debited against the capital accounts of all Members as of the last day of each month in accordance with the Members' respective investment percentages for the month.

            Transactions in units were as follows for the years ended March 31, 2005 and 2004:

                                                      2005              2004
                                                   ----------       ----------
            Units outstanding, beginning of year    93,942.93        38,586.54
            Units purchased                        109,500.27        57,797.11
            Units redeemed                         (19,527.82)       (2,440.72)
                                                   ----------       ----------
            Units outstanding, end of year         183,915.38        93,942.93
                                                   ==========       ==========

      6.    FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

            In the normal course of business, the Investment Funds in which Multi-Strategy Series G invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts and entering into equity swaps.

APPROVAL OF THE COMPANY'S ADVISORY AGREEMENT BY ITS BOARD OF DIRECTORS
(UNAUDITED)

      The Investment Advisory Agreement between the Company and Citigroup Alternative Investments LLC as investment adviser to each of Series M and Series G was approved by the initial Member of each Series on November 27, 2002 and by the Board of Directors most recently on September 10, 2004 (with Management Fee reductions applicable to each Series subsequently approved on March 11, 2005, as described below). The Board of Directors anticipates next considering the Investment Advisory Agreement before November 2005.

      In approving the Investment Advisory Agreement in September 2004, the Board of Directors considered the Company's existing relationship with the Adviser and its affiliates, as well as the ongoing commitment of the Adviser to the Company. The Directors also considered Series investment performance to date and the resources and experience of the Adviser, its affiliates and the individuals dedicated to the Company's investment program. In this regard, the Directors reviewed materials relevant to the investment performance of the Company and the Adviser, as well as various materials describing the Adviser and its personnel. They evaluated these factors in light of the nature, extent and quality of the services provided by the Adviser, the total compensation received, directly or indirectly, by the Adviser from the Company (no indirect compensation, such as through soft dollar arrangements or other service benefits, was identified) and the total cost to the Company of using the Adviser's services, taking into account both expenses borne by the Adviser and those that may be passed to the Company by the Adviser. In addition, they compared competitive prices for comparable services, reviewing fee information for a variety of investment funds similar in structure to the Company. Among other things, the Directors determined the Adviser's fees were competitive to those charged by investment advisers to similar funds for comparable services (when, if applicable, the fees charged to those other funds were adjusted to reflect the effects of the incentive compensation to which certain of those funds were subject) and Series expense ratios were reasonable given Series net assets.

      The Directors noted that performance, while lower than that targeted, had been satisfactory, providing stable absolute returns, that estimated costs of the services to be provided and profitability of the Adviser appeared reasonable and that the Adviser's affiliation with Citigroup offered assurances as to its institutional stability. As to economies of scale, it was noted that the Company had not yet grown sufficiently to warrant evaluation of whether benefits relating to its size were being shared properly between the Adviser and the Members. The Directors indicated, however, that they would monitor each Series' expense ratio over time and would look for a reduced expense ratio as assets grow. The Directors also determined the Adviser's resources and experience were satisfactory overall, and that sufficient resources and personnel were assigned to the Adviser's management of the Company. Accordingly, they concluded continuing the Investment Advisory Agreement served the interests of the Company, each Series and the Members.

      Reductions in the Management Fee to 1.5% of net assets annually as to each Series (from 2.0% and 2.25% annually as to Series M and Series G, respectively) were approved by the Board of Directors on March 11, 2005, to be effective
August 1, 2005. In approving these reductions, the Directors paid special attention to assurances from the Adviser that the nature, extent and quality of services provided by the Adviser to the Company and each Series would not be adversely affected.

                                 FUND MANAGEMENT
                                   (UNAUDITED)

      The Company's officers are appointed by the Directors and oversee the management of the day-to-day operations of the Company and each Series under the supervision of the Board of Directors. Two of the Directors and all of the officers of the Company are directors, officers or employees of the Adviser, the Managing Member, their subsidiaries or Citigroup. The other Directors are not affiliated with the Adviser, the Managing Member, their subsidiaries or Citigroup and are not "interested persons" as defined under Section 2(a)(19) of the 1940 Act (the "Independent Directors"). The Directors and officers of the Company also may be directors and officers of other investment companies managed, advised, administered or distributed by Citigroup or its subsidiaries. A list of the Directors and officers of the Company and a brief statement of their present positions and principal occupations during the past five years are set out below. To the fullest extent allowed by applicable law, including the 1940 Act, the Limited Liability Company Agreement indemnifies the Directors and officers for all costs, liabilities and expenses that they may experience as a result of their service as such.

      Certain of the Directors and officers of the Company are also directors and/or officers of other investment companies that are advised by the Adviser or its affiliates. The address for each Director and officer in his or her capacity as such is 399 Park Avenue, 7th Floor, New York, N.Y. 10043.

                              INDEPENDENT DIRECTORS
                             (INFORMATION UNAUDITED)

                                                                                           NUMBER OF
                                            TERM OF               PRINCIPAL              PORTFOLIOS IN                OTHER
                      POSITION(S) HELD    OFFICE* AND           OCCUPATION(S)             FUND COMPLEX            DIRECTORSHIPS
     NAME                   WITH           LENGTH OF               DURING                 OVERSEEN BY                HELD BY
   AND AGE              THE COMPANY       TIME SERVED           PAST 5 YEARS                DIRECTOR                DIRECTOR
--------------        ----------------    -------------      ------------------------    -------------       --------------------
Charles Hurty             Director        November 2002      Business Consultant               Two           GMAM Absolute Return
(born 1943)                               to present         since October 2001;                             Strategies Fund, LLC
                                                             prior thereto, partner
                                                             with accounting firm of
                                                             KPMG, LLP.

Steven Krull              Director        November 2002      Professor of Finance at           Two           None
(born 1957)                               to present         Hofstra University;
                                                             Business Consultant.

David Scudder             Director        November 2002      Vice President of Trusts          Two           New England
(born 1936)                               to present         of Harvard Management                           Conservatory, The
                                                             Company (HMC) since                             Advisory Committee
                                                             February 1999; prior                            for the Office for
                                                             thereto, Partner and                            the Arts at Harvard
                                                             Portfolio Manager for                           University, the
                                                             Wellington Management                           Boston Lyric Opera,
                                                             Co., LLP.                                       Massachusetts Eye
                                                                                                             and Ear Infirmary

----------
* Term of office of each Director is indefinite.

                              INTERESTED DIRECTORS
                             (INFORMATION UNAUDITED)

                                                                                                NUMBER OF
                                                                                             PORTFOLIOS IN
                     POSITION(S)                                    PRINCIPAL                     FUND                 OTHER
                     HELD WITH       TERM OF OFFICE* AND          OCCUPATION(S)                  COMPLEX           DIRECTORSHIPS
     NAME               THE               LENGTH OF                  DURING                    OVERSEEN BY            HELD BY
    AND AGE           COMPANY            TIME SERVED              PAST 5 YEARS                   DIRECTOR            DIRECTOR
-------------       -------------    -------------------   ------------------------------    --------------     --------------------
David Vogel         President and       December 2004      Head of Global Fund of Funds          Two            Center for
(born 1944)         Director            to present         unit of Citigroup Alternative                        International
                                                           Investments LLC since December                       Securities and
                                                           2004; Group Managing Director                        Derivatives Markets.
                                                           of Managed Futures unit of
                                                           Citigroup Alternative
                                                           Investments LLC since 1995.

Janet Holmes        Vice President      November 2002      Managing Director with                Two            None
(born 1959)         and Director        to present         Citigroup Alternative
                    (Chair)                                Investments LLC since December
                                                           2001; prior thereto, Managing
                                                           Director, Head of Product
                                                           Development and Head of Hedge
                                                           Fund Review and Appeal for
                                                           PlusFunds Ltd. since January
                                                           2000; prior thereto, Vice
                                                           President with Standard &
                                                           Poor's since February 1997.

----------
* Term of office of each Director is indefinite.

                                    OFFICERS
                             (INFORMATION UNAUDITED)

      NAME               POSITION(S) HELD WITH          TERM OF OFFICE*                       PRINCIPAL OCCUPATION(S)
     AND AGE                   THE COMPANY         AND LENGTH OF TIME SERVED                    DURING PAST 5 YEARS
-----------------        ---------------------     -------------------------      --------------------------------------------------
David Vogel              President and             December 2004 to present       See table for "Interested Directors" above.
(born 1944)              Director

Janet Holmes             Vice President and        November 2002 to present       See table for "Interested Directors" above.
(born 1959)              Director (Chair)

Trudi Gilligan           Chief Compliance          December 2004 to present       Director and Associate General Counsel, Citigroup
(born 1967)              Officer                                                  Alternative Investments LLC
                                                                                  (2000-2003)
                                                                                  Associate, law firm of Battle Fowler LLP
                                                                                  (1996-2000)

Patrizia Sanelli         Treasurer                 December 2004 to present       Director, Citigroup Alternative Investments LLC
(born 1972)                                                                       (2003-Present)
                                                                                  Vice-President, Citigroup Alternative Investments
                                                                                  LLC (1999 to 2003)

Sonia Rubinic            Secretary                 November 2002 to present       Director, Citigroup Alternative Investments LLC
(born 1965)                                                                       since April 1997.

Christopher Hutt         Assistant Secretary       June 2004 to present           Vice President, Citigroup Alternative Investments
(born 1970)                                                                       LLC (2004-present)
                                                                                  Assistant Vice President, JPMorgan Chase & Co.,
                                                                                  Network
                                                                                  Client Consulting (2000-2003)
                                                                                  Client Coverage Officer, Morgan Stanley &
                                                                                  Co./Chase Manhattan Bank N.A. (1997-2000)

      Other than as described above, since January 1, 2002, none of the Independent Directors who is a director of another investment company whose adviser and principal underwriter is Citigroup Alternative Investments LLC has held any other position with (i) the Company, (ii) an investment company having the same adviser or principal underwriter as the Company or an adviser or principal underwriter that controls, is controlled by or is under common control with the Adviser, (iii) the Adviser or other affiliate of the Company or (iv) any person controlling, controlled by or under common control with the Adviser. None of the Directors currently owns Units of either Series, nor do they own equity securities issued by other investment companies in the Fund Complex.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M

                                  ANNUAL REPORT

                                 MARCH 31, 2005

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
Series M - Letter to Members
as of March 31, 2005
--------------------------------------------------------------------------------

Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC - Series M ("Multi-Strategy" or the "Portfolio") was up 3.75% annualized since its inception in January 2003. For the same time period, the S&P 500 was up 15.97%, while the Lehman Aggregate Bond Index was up 3.53%.

COMMENTARY
----------

March was a difficult month for hedge funds, with the exception of fixed-income arbitrage strategies. All major global equity markets were down while fixed income markets were mainly unchanged. The macro environment saw rising oil prices, inflationary worries, and increasing interest rates. Global macro managers struggled as sharp reversals in many markets made directional trading difficult. Long/short equity managers were generally down for the month. Convertible arbitrage strategies continued to underperform amidst falling equity prices, widening credit spreads, and continued redemptions. Distressed debt managers were generally down as spreads widened by 79 basis points ("bps") from 285 bps to 364 bps. Fixed income arbitrage strategies performed well as they benefited from a widening of spreads among credit, emerging markets, swaps and mortgages.

QUARTERLY OUTLOOK
-----------------

The first quarter of 2005 was generally difficult for both traditional and alternative money managers. Volatility remained stubbornly low and most markets finished at or close to their low points of 2005. Whereas in recent years such performance has generally been attributed to geopolitical risks, such as terrorism and the War in Iraq, this past quarter was relatively quiet in terms of external events. What proved challenging to markets last quarter, however, were the risks posed to economic growth by the withdrawal of monetary and other economic stimuli. Central banks across the globe have been steadily increasing shortterm interest rates and reducing liquidity, and none have been as aggressive as the U.S. Federal Reserve Bank (the "Fed"). Over the past year, the Fed has raised interest rates seven times, moving the Fed Funds Rate from 1.00% to 2.75%. Moreover, commodity prices, in particular energy, have continued to surge. Crude oil, for example, has surged from $43 a barrel to over $55 in the past three months. As demand for most energy products is relatively inelastic, this has acted in effect as a consumption tax and a withdrawal of liquidity.

Nevertheless, corporations, consumers and governments alike are doing what they can to offset the deleterious effects of this withdrawal of liquidity. Consumers are withdrawing equity from their homes while lowering monthly payments by assuming interest rate risk. Corporations are actively buying and selling each other in search of cost savings and synergy. Governments are spending, cutting taxes and running up large deficits. All of these beneficiaries of the recent monetary and credit expansion have been successful thus far in staving off the effects of monetary tightening. This has lead some to believe that the current deceleration will be transitory in nature and that both stronger growth and earnings are in the offing in the second half of this year. Somewhat contradictory is that it is also expected that the monetary contraction under way will continue and conditions will be even more restrictive. As growth seems to be a largely monetary phenomenon, it would seem unlikely that it will re-accelerate as rates rise. In the short term, these conflicting influences have made markets choppy, directionless and frustrating. In the long term, it makes them vulnerable to potential dislocations and economic disappointment.

The divergence between short-term and long-term prospects poses challenges for money managers of all stripes, hedge fund managers being no exception. While no longer being able to rely on beta as a steady source of returns as market direction seems unclear, dramatic capital inflows into hedge funds and other absolute return strategies have made their pursuit of alpha more competitive and difficult. It has never been

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
Series M - Letter to Members
as of March 31, 2005
--------------------------------------------------------------------------------

more important to invest with the right managers and in the right strategies, which is what the Investment Manager will continue to focus on going forward.

TACTICAL VIEW
-------------

GLOBAL MACRO: POSITIVE

The macro community remains divided on the likely direction of interest rates and currencies in the short term. Both markets remain in transition leaving room for some significant moves and therefore opportunities in the quarters to come.

LONG/SHORT EQUITY: NEUTRAL

Global equity markets generally had a difficult first quarter, as did most long/short managers. If this continues, long short managers will have to scramble to generate alpha and not be able to rely on beta as a significant source of returns.

EQUITY ARBITRAGE: POSITIVE

Volatility picked up in the first quarter, which helped most managers in this strategy. Equity arbitrage managers should benefit if this trend continues.

CONVERTIBLE ARBITRAGE: NEUTRAL

The pick up in volatility was a welcomed relief for most managers but unfortunately it was accompanied by a widening of credit spreads. Both of these developments were relatively modest in scope and largely offsetting. As the tug of war continues, managers will continue to face a challenging environment.

DISTRESSED: NEUTRAL

Spreads widened and rates increased modestly during the quarter, hurting many distressed managers. Whether it was just a much needed correction or the beginning of a reversal remains to be seen. Either way, spreads still remain tight, and the risks remain negatively skewed.

MERGER ARBITRAGE/MULTI-STRATEGY EVENT: POSITIVE

The corporate transaction market remains active and provides an excellent backdrop for managers using this strategy.

FIXED INCOME ARBITRAGE: NEUTRAL

Uncertainty about the direction of interest rates remains both an opportunity and challenge for most fixed income managers, as is the widening of mortgage spreads for most mortgage managers.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
Series M - Letter to Members
as of March 31, 2005
--------------------------------------------------------------------------------

Potential investors should clearly understand the risks involved in an investment in the Portfolio. Investing in hedge funds is speculative, not suitable for all clients, and intended for investors with sufficient knowledge and experience who are willing to bear the high economic risks of the investment, which can include:

o loss of all or a substantial portion of the investment due to leveraging, short-selling or other speculative investment practices;

o lack of liquidity in that there may be no secondary market for the fund and none expected to develop;

o     volatility of returns;

o     restrictions on transferring interests in the fund;

o     absence of information regarding valuations and pricing;

o     delays in tax reporting;

o     less regulation and higher fees than mutual funds; and

o     manager risk.

See "Risk Factors" in the Offering Memorandum.

INDIVIDUAL FUNDS WILL HAVE SPECIFIC RISKS RELATED TO THEIR INVESTMENT PROGRAMS THAT WILL VARY FROM FUND TO FUND.

UNITS OF CITIGROUP ALTERNATIVE INVESTMENTS MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC INVOLVE SIGNIFICANT RISKS, ARE A SPECULATIVE INVESTMENT NOT SUITABLE FOR ALL INVESTORS, SHOULD COMPRISE ONLY A PORTION OF ANY INVESTOR'S TOTAL PORTFOLIO, AND SHOULD BE REGARDED AS A LONG-TERM INVESTMENT.

OPINIONS EXPRESSED IN THIS REPORT ARE INTENDED SOLELY AS GENERAL MARKET COMMENTARY AND DO NOT CONSTITUTE INVESTMENT ADVICE OR A GUARANTEE OF RETURNS.

INFORMATION CONTAINED IN THIS REPORT IS SUBJECT TO CERTAIN CONFIDENTIALITY REQUIREMENTS IMPOSED ON THE PORTFOLIO. ACCORDINGLY, EACH OF THE PORTFOLIO'S INVESTORS MUST MAINTAIN THE CONFIDENTIALITY OF ALL INFORMATION CONTAINED HEREIN AND MAY ONLY USE THIS REPORT IN FURTHERANCE OF THEIR INTERESTS AS AN INVESTOR IN THE PORTFOLIO.

This document is offered for informational purposes only and does not constitute an offer to sell any securities. An offer or solicitation will be made only through the Offering Memorandum, Limited Liability Company Agreement and Subscription Agreement and is qualified in its entirety by the terms and conditions contained in such documents. The Offering Memorandum contains additional information needed to evaluate the investment and provides important disclosures regarding risks, fees and expenses. Before making an investment, potential investors should carefully read the Offering Memorandum, Limited Liability Company Agreement, and Subscription Agreement and consult their professional advisor.

Please note that investing in Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC is not suitable for all clients. This investment is illiquid and is not listed on any exchange and should be regarded as fixed and long term. It is intended for experienced and sophisticated investors who are willing to bear the economic risks of the investment, including the possible loss of the principal amount invested.

Citigroup Alternative Investments LLC is not acting as the advisor or agent for clients purchasing units, and thus clients cannot rely on Citigroup Alternative Investments LLC in connection with their decision to make this investment. This presentation is being made to clients based on the understanding that each client has sufficient knowledge, experience and professional advice to make its own evaluation of the merits and risks of this investment.

Units of the Series are being offered in the U.S. by Smith Barney, which is a division and service mark of Citigroup Global Markets Inc., member NASD/SIPC.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
Series M - Letter to Members
as of March 31, 2005
--------------------------------------------------------------------------------

This information is confidential and intended solely for use by Citigroup Alternative Investments LLC and its affiliates with its clients and their advisers. It is not to be reproduced or distributed except with the permission of Citigroup Alternative Investments LLC.

The third party information used in this document has been obtained from various published and unpublished sources considered to be reliable. However, Citigroup Inc. and its affiliates and subsidiaries ("Citigroup") cannot guarantee its accuracy or completeness and thus do not accept liability for any direct or consequential losses arising from its use. In addition, Citigroup can accept no responsibility for the tax treatment of any investment product, whether or not the investment is purchased by a trust or company administered by an affiliate of Citigroup. Citigroup assumes that, before making any commitment to invest, the investor (and where applicable, its beneficial owners) have taken whatever tax, legal or other advice the investor/beneficial owners consider necessary and have arranged to account for any tax lawfully due on the income or gains arising from any investment product provided by Citigroup. At any time, Citigroup or its employees may have a position, subject to change, in any securities or instruments referred to, or provide services to the issuers of those securities or instruments.

Citigroup Alternative Investments LLC is an indirectly wholly owned subsidiary of Citigroup, and some or all of the Placement Agents and the Administrative Services Provider are also affiliates of Citigroup and Citigroup Alternative Investments LLC. In addition, as a diversified global financial services firm, Citigroup (including for purposes of this discussion, its subsidiaries and other affiliates) engages in a broad spectrum of activities, including financial advisory services, asset management activities, sponsoring and managing private investment funds, engaging in broker-dealer transactions, and other activities. In the ordinary course of business, Citigroup engages in activities in which Citigroup's interests or the interest of its clients may conflict with the interest of the Portfolio or a Series or the investors. Specific examples of such conflicts include, but are not limited to: competition with other Citigroup affiliates and Citigroup sponsored funds for investment opportunities, the fact that Citigroup may receive compensation for performing other financial services for the underlying investment funds and related parties, Citigroup's existing and potential client relationships with a significant number of sponsors and managers of investment funds, corporations and institutions, and the fact that Citigroup may structure its products and investments in a manner that benefits certain investors more than others. Investors should consult the Offering Memorandum for a more detailed description of actual and potential conflicts. There also may be additional conflicts and no assurance can be given that such conflicts of interest will be resolved in favor of the Portfolio or a Series or the investors. In acquiring Units, an investor will be deemed to have acknowledged the existence of potential conflicts of interest relating to Citigroup and to the Portfolio's or Series' operating in the face of those conflicts.

Non-Confidentiality. An investor (and each employee, representative, or other agent of the investor) may disclose to any and all persons, without limitation of any kind, the tax treatment and tax structure of the Portfolio and the transaction and all materials of any kind (including opinions or tax analyses) that are provided to the investor relating to such tax treatment and tax structure.

U.S. Tax-Reporting. Investors who are required to file a U.S. federal tax return may be required to file an additional form with their return and a copy with the Internal Revenue Service.

Past performance does not guarantee future results. The performance information and investment opportunities contained herein are for informational purposes and are not to be construed as indicative of the future performance or investment strategy of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC.

Citigroup Alternative Investments LLC is relying on Commodity Futures Trading Commission Rule 4.5 with respect to its operation of the investment program of Citigroup Alternative Investments Multi-Advisor Hedge Fund Portfolios LLC and, accordingly, is not subject to registration or regulation as a commodity pool operator with respect to its operation of such investment program.

The units are offered to potential investors on the basis of the information in the Offering Memorandum. No person has been authorized to make representations or provide any information relating to the units which are inconsistent with or not otherwise contained in the Offering Memorandum.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
             -------------------------------------------------------

The Members and Board of Directors
Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC-Multi-Strategy Series M

We have audited the accompanying statement of assets and liabilities of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC-Multi-Strategy Series M, including the schedule of investments, as of March 31, 2005, and the related statement of operations for the year ended March 31, 2005, the statements of changes in members' capital for each of the years in the two-year period ended March 31, 2005, the statement of cash flows for the year ended March 31, 2005, and the financial highlights for each of the years in the two-year period ended March 31, 2005 and the period from January 1, 2003 (commencement of operations) to March 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of investments owned as of March 31, 2005, by inspection of investment subscription documents and confirmation with underlying investment funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC-Multi-Strategy Series M, as of March 31, 2005, the results of its operations and its cash flows for the year then ended, the changes in its members' capital for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and the period from January 1, 2003 through March 31, 2003 in conformity with U.S. generally accepted accounting principles.


                                                /s/ KPMG LLP

New York, New York
May 23, 2005

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M
                       STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 2005

--------------------------------------------------------------------------------

ASSETS

Cash and cash equivalents                                                  $  5,144,242
Investments in investment funds, at fair value (Cost: $59,947,548)           67,867,834
Receivable from investment funds                                              8,392,061
Other assets                                                                     19,486
                                                                           ------------

     TOTAL ASSETS                                                            81,423,623
                                                                           ------------

LIABILITIES

Redemptions payable                                                           1,944,685
Management fee payable                                                          666,828
Contributions received in advance                                               401,700
Offering costs payable                                                            5,182
Accounts payable and accrued expenses                                           403,680
                                                                           ------------

     TOTAL LIABILITIES                                                        3,422,075
                                                                           ------------

            MEMBERS' CAPITAL (71,765.186 UNITS OUTSTANDING)                $ 78,001,548
                                                                           ============

     NET ASSET VALUE PER UNIT                                              $   1,086.90
                                                                           ============

The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005

--------------------------------------------------------------------------------

                                                                                                        % OF MEMBERS'
                                                                        COST           FAIR VALUE          CAPITAL
INVESTMENTS IN INVESTMENT FUNDS
     FIXED INCOME ARBITRAGE
       Concordia I, L.P. - a                                        $ 3,130,000        $ 3,357,141          4.30%
       PIMCO Global Relative Value Fund, L.L.C. - b                   4,060,000          4,190,160          5.37%

     EVENT DRIVEN
       Brencourt Multi-Strategy, L.P. - b                           $   800,000        $ 1,013,728          1.30%
       Canyon Value Realization Fund, L.P. - b                        1,300,000          1,659,704          2.13%
       Centaurus Alpha Fund L.P. - c                                 10,000,000         10,030,150         12.86%
       GoldenTree High Yield Partners, L.P. - b                       1,350,000          2,005,020          2.57%
       Lydian Partners II, L.P. - b                                   1,300,000          1,378,939          1.77%
       Post Opportunity Fund L.P. - b                                 1,280,000          1,751,164          2.24%
       Purchase Associates II, L.P. - b                                 800,000            890,365          1.14%
       Taconic Capital Partners 1.5, L.P. - b                         2,878,848          3,343,231          4.29%

     EQUITY ARBITRAGE
       Frontpoint Utility & Energy, L.P. - b                        $ 5,050,000        $ 5,802,682          7.44%
       Pentangle Partners, L.P. - a                                   5,817,000          6,259,985          8.03%

     DISCRETIONARY
       Basswood Opportunity Partners L.P.- b                        $ 3,500,000        $ 3,690,016          4.73%
       Chilton Small Cap Partners, L.P. Class A - c                   3,620,000          4,508,633          5.78%
       Delta Institutional, L.P. - b                                  2,290,000          3,700,042          4.74%
       North River Partners,  L.P. - d                                2,370,000          3,188,286          4.09%
       North Sound Legacy Insitutional Fund, L.L.C. - b               4,500,000          5,175,609          6.64%
       The Capital Hedge Fund Ltd - a                                 5,500,000          5,521,279          7.07%

                                                               --------------------------------------------------
  TOTAL INVESTMENTS IN INVESTMENT FUNDS                             $59,545,848        $67,466,134         86.49%

  SHORT TERM INVESTMENTS
       BlackRock PIF Temp Fund                                      $   401,700        $   401,700          0.52%
                                                               --------------------------------------------------
  TOTAL INVESTMENTS                                                 $59,947,548        $67,867,834         87.01%

  OTHER ASSETS, LESS LIABILITIES                                                       $10,133,714         12.99%
                                                                                       -----------        -------

  MEMBERS' CAPITAL                                                                     $78,001,548        100.00%
                                                                                       ===========        =======

Note: Investments in underlying Investment Funds are categorized by investment strategy.

a - Redemptions permitted monthly
b - Redemptions permitted quarterly
c - Redemptions permitted annually
d - Redemptions permitted semi-annually

The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M
                             STATEMENT OF OPERATIONS
                            YEAR ENDED MARCH 31, 2005

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest                                                         $    81,809
                                                                    -----------

     TOTAL INVESTMENT INCOME                                             81,809
                                                                    -----------

EXPENSES
   Management fees                                                    1,507,080
   Professional fees                                                    336,142
   Administration fees                                                  225,741
   Amortization of offering costs                                       111,750
   Marketing fees                                                        22,742
   Custodian fees                                                        11,896
   Directors' fees and expenses                                          10,510
   Miscellaneous expenses                                                40,065
                                                                    -----------

     Total expenses                                                   2,265,926
                                                                    -----------

     Net investment loss                                             (2,184,117)
                                                                    -----------

Realized and unrealized gain on investments:

Net realized gain on investments                                        686,342
Net change in unrealized appreciation on investments                  2,702,892
                                                                    -----------

Net realized and unrealized gain on investments                       3,389,234
                                                                    -----------

Increase in members' capital derived from investment activities     $ 1,205,117
                                                                    ===========

The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M
                    STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
                   FOR THE YEARS ENDED MARCH 31, 2005 AND 2004

--------------------------------------------------------------------------------

                                                             YEAR ENDED         YEAR ENDED
                                                           MARCH 31, 2005     MARCH 31, 2004
FROM INVESTMENT ACTIVITIES

  Net investment loss                                       $ (2,184,117)      $ (1,640,455)
  Net realized gain on investments                               686,342            153,563
  Net change in unrealized appreciation on investments         2,702,892          5,066,719
                                                            ------------       ------------

        INCREASE IN MEMBERS' CAPITAL
        DERIVED FROM INVESTMENT ACTIVITIES                     1,205,117          3,579,827

MEMBERS' CAPITAL TRANSACTIONS

  Capital contributions                                       25,895,081         28,484,025
  Capital withdrawals                                         (7,714,817)        (1,299,715)
                                                            ------------       ------------

       INCREASE IN MEMBERS' CAPITAL
       DERIVED FROM CAPITAL TRANSACTIONS                      18,180,264         27,184,310

  MEMBERS' CAPITAL AT BEGINNING OF PERIOD                     58,616,167         27,852,030
                                                            ------------       ------------

  MEMBERS' CAPITAL AT END OF PERIOD
 (71,765.186 AND 54,616.963 UNITS OUTSTANDING
 AT MARCH 31, 2005 AND 2004, RESPECTIVELY)                  $ 78,001,548       $ 58,616,167
                                                            ============       ============

The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M
                             STATEMENT OF CASH FLOWS
                            YEAR ENDED MARCH 31, 2005

--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Increase in members' capital derived from investment activities           $  1,205,117
Adjustments to reconcile net increase in members' capital derived from investment activities to net cash used in operating activities:
  Increase in investment funds, at fair value                              (11,781,142)
  Increase in receivable from investment funds                              (8,083,102)
  Decrease in other assets                                                     102,605
  Increase in management fee payable                                           568,184
  Decrease in offering costs payable                                          (104,450)
  Increase in accounts payable and accrued expenses                             13,271
                                                                          ------------
  NET CASH USED IN OPERATING ACTIVITIES                                    (18,079,517)

CASH FLOWS FROM FINANCING ACTIVITIES
  Capital contributions                                                     25,895,081
  Capital withdrawals                                                       (6,241,151)
  Decrease in contributions received in advance                             (3,800,500)
                                                                          ------------
  NET CASH PROVIDED BY FINANCING ACTIVITIES                                 15,853,430

                                                                          ------------
       Net decrease in cash and cash equivalents                            (2,226,087)

       Cash and cash equivalents at beginning of period                      7,370,329
                                                                          ------------
       Cash and cash equivalents at end of period                         $  5,144,242
                                                                          ============

Supplmental non-cash information:

Included in capital withdrawals on the accompanying Statement of Changes in Members' Capital is a change in redemptions payable of $1,473,666.


The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

FOR A UNIT OUTSTANDING THROUGHOUT EACH PERIOD                                                         JANUARY 1, 2003
                                                                                                       (COMMENCEMENT
                                                             YEAR ENDED            YEAR ENDED          OF OPERATIONS)
                                                           MARCH 31, 2005        MARCH 31, 2004      TO MARCH 31, 2003
NET ASSET VALUE, BEGINNING OF PERIOD:                      $     1,073.22        $       993.27        $     1,000.00
                                                           ==============        ==============        ==============
      INCOME FROM INVESTMENT OPERATIONS***:
      Net investment loss                                          (31.02)               (34.35)               (13.23)
      Net realized and unrealized gain on investments               44.70                114.30                  6.50
                                                           --------------        --------------        --------------
      TOTAL FROM INVESTMENT OPERATIONS                              13.68                 79.95                 (6.73)
                                                           --------------        --------------        --------------

NET ASSET VALUE, END OF PERIOD:                            $     1,086.90        $     1,073.22        $       993.27
                                                           ==============        ==============        ==============

TOTAL RETURN                                                         1.27%                 8.05%                (0.67%)**

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period                                  $   78,001,548        $   58,616,167        $   27,852,030
                                                           ==============        ==============        ==============
Portfolio turnover                                                  31.84%                22.76%                25.96%*
Ratio of expenses to average net assets                              3.02%                 3.31%                 5.44%*
Ratio of net investment loss to average net assets                  (2.91%)               (3.28%)               (5.39%)*

*     Annualized.

**    Total return for a period of less than a full year is not annualized.

*** Per unit data for income from investment operations is computed using the twelve month total of income and expense divided by beginning of month units.

THE ABOVE RATIOS MAY VARY FOR INDIVIDUAL INVESTORS BASED ON THE TIMING OF CAPITAL TRANSACTIONS DURING THE PERIOD.

The accompanying notes are an integral part of these financial statements.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2005
--------------------------------------------------------------------------------

      1.    ORGANIZATION

            Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC ("the Company") was organized as a Delaware Limited Liability Company on August 16, 2002. The Company is registered under the Investment Company Act of 1940 (the "1940 Act") as amended, as a closed-end, non-diversified management investment company. The Company is also registered under the Securities Act of 1933 ("1933 Act"). The Company consists of two separate series, Multi-Strategy Series M and Multi-Strategy Series G (each a "Series"). The financial statements included herein are for Multi-Strategy Series M. The investment objective of Multi-Strategy Series M is to achieve capital appreciation principally through investing in investment funds ("Investment Funds") managed by third-party investment managers ("Investment Managers") that employ a variety of alternative investment strategies. These investment strategies allow Investment Managers the flexibility to use leverage or short-side positions to take advantage of perceived inefficiencies across the global markets, often referred to as "alternative" strategies. Because Investment Funds following alternative investment strategies are often described as hedge funds, the investment program of Multi-Strategy Series M can be described as a fund of hedge funds.

            Units of Multi-Strategy Series M are sold to eligible investors (referred to as "Members"). The minimum initial investment in Multi-Strategy Series M from each Member is $25,000 (and was $50,000 from January 1, 2003 to November 1, 2003); the minimum additional investment is $10,000.

            Citigroup Alternative Investments LLC ("CAI", or the "Adviser"), a Delaware limited liability company and indirect, wholly owned subsidiary of Citigroup Inc., serves as Multi-Strategy Series M's investment adviser. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and, among other things, is responsible for the allocation of Multi-Strategy Series M's assets to various Investment Funds. AMACAR Partners, Inc. is the managing member of Multi-Strategy Series M and has delegated substantially all authority to oversee the management of the operations and assets of Multi-Strategy Series M to the Board of Directors.

      2.    SIGNIFICANT ACCOUNTING POLICIES

            Investments in Investment Funds are subject to the terms of the respective limited partnership agreements, limited liability company agreements and offering memoranda. Multi-Strategy Series M values these investments at fair value based on financial data supplied by the Investment Funds.

            A.    PORTFOLIO VALUATION

            The net asset value of Multi-Strategy Series M is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board of Directors.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2005 (CONTINUED)
--------------------------------------------------------------------------------

            Multi-Strategy  Series  M's  investments  in  Investment  Funds  are carried at fair value as determined by Multi-Strategy Series M's pro-rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or other allocations payable to the Investment Funds' managers as required by the Investment Funds' agreements. Each Investment Manager to which the Adviser allocates assets will charge Multi-Strategy Series M, as investor in an underlying Investment Fund, an asset-based fee, and some or all of the Investment Managers will receive performance-based compensation in the form of an incentive fee. The asset-based fees of the Investment Managers are generally expected to range from 1% to 3% annually of the net assets under their management and the incentive fee is generally expected to range from 15% to 25% of net profits annually.

            As a general matter, the fair value of Multi-Strategy Series M's investment in an Investment Fund represents the amount that Multi-Strategy Series M can reasonably expect to receive from an Investment Fund if Multi-Strategy Series M's investment were redeemed at the time of valuation, based on information available at the time. The Investment Funds provide for periodic redemptions ranging from monthly to annually. Investment Funds generally require advance notice of a Member's intent to redeem its interest, and may, depending on the Investment Funds' governing agreements, deny or delay a redemption request. Multi-Strategy Series M does not take a liquidity discount on any Investment Funds held. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements. The Investment Funds may invest a portion of their assets in restricted securities and other investments that are illiquid.

            B.    FUND EXPENSES

            Multi-Strategy Series M bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for Multi-Strategy Series M's account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board of Directors. Costs incurred in connection with the initial offering were deferred and amortized over the first twelve months of operations; costs incurred in connection with Multi-Strategy Series M's subsequent registration under the 1933 Act have been deferred and were amortized over the twelve months commencing after the effective date of such registration statement.

            C.    INCOME TAXES

            Multi-Strategy Series M currently intends to operate as a partnership and not as an association or publicly traded partnership taxable as a corporation for U.S. federal income tax purposes. Each Member will be required to report on his, her or its own annual tax return the Member's distributive share of Multi-Strategy Series M's taxable income or loss.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2005 (CONTINUED)
--------------------------------------------------------------------------------

            D.    CASH AND CASH EQUIVALENTS

            Cash and cash equivalents consist of monies invested in a PNC Bank, N.A. account which pays money market rates and are accounted for at cost plus accrued interest.

            E.    CONTRIBUTIONS RECEIVED IN ADVANCE

            Contributions received in advance of $401,700 represents subscriptions received to be credited to Members' capital accounts on April 1, 2005. Such amount is included within the short term investments balance as depicted on the accompanying schedule of investments.

            F.    RECEIVABLE FROM INVESTMENT FUNDS

            Receivable from investment funds of $8,392,061 represents amounts due to Multi-Strategy Series M for sales of interests in certain investment funds.

            G.    USE OF ESTIMATES

            The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing Multi-Strategy Series M's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

      3.    MANAGEMENT FEE,  ADMINISTRATIVE  FEE, RELATED PARTY TRANSACTIONS AND
            OTHER

            CAI, as Adviser, provides certain management and administrative services to Multi-Strategy Series M. CAI acts primarily to evaluate and select Investment Managers, to allocate assets, to establish and apply risk management procedures, and to monitor overall investment performance. In addition, CAI also provides office space and other support services. In consideration for such services, Multi-Strategy Series M will pay the Adviser a monthly management fee equal to 0.167% (2.00% on an annualized basis) of end of month Members' capital. The Adviser will pay a portion of the fee to its affiliates.

            A reduction in the management fee to 1.5% of net assets annually (from 2.00% annually for Multi-Strategy Series M) was approved by the Board of Directors to be effective August 1, 2005.

            In addition, CAI allocated certain marketing related expenses of $22,742 to Multi-Strategy Series M during the year ended March 31, 2005.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2005 (CONTINUED)
--------------------------------------------------------------------------------

            Placement agents may be retained by the Company to assist in the placement of Units. A placement agent affiliated with the Adviser, will generally be entitled to receive a fee from each investor in the Company whose Units the Agent places. The specific amount of the placement fee paid with respect to a Member is generally dependent on the size of the investment in a Series. Placement agents may also be reimbursed by the Company with respect to certain out-of-pocket expenses.

            Citigroup Global Markets, Inc. ("CGM"), an affiliate of CAI and a wholly owned subsidiary of Citigroup, Inc. serves as a placement agent of the Multi-Strategy Series M Units. For the year ended March 31, 2005, CGM earned $292,000 in placement fees on Multi-Strategy Series M Units. Such fees are deducted from an investor's gross contribution amount.

            The Company has entered into agreements with third parties to act as additional placement agents for Multi-Strategy Series M Units. Placement fees may range from 0 to 3%. In addition, the Adviser, and/or its affiliates, will pay the placement agents an annual fee, payable monthly in arrears. The fee shall be paid from the Adviser's own resources (or those of its affiliates).

            Multi-Strategy Series M pays CAI a monthly fee of 0.025% (0.30% on an annualized basis) for administration based primarily upon average net assets, subject to a minimum monthly fee, and will reimburse certain expenses. CAI, as Administrator, has retained PFPC Inc. ("PFPC"), an independent third party and wholly-owned subsidiary of The PNC Financial Services Group, to assist in the performance of its administrative duties. PFPC provides certain accounting, record keeping, tax and investor related services.

            Each Director who is not an "interested person" of the Company, as defined by the 1940 Act, receives an annual retainer of $10,000 plus a fee per meeting of the Board of Directors of $500. Such Director fees are allocated to each series pro-rata, based on the relative net assets of each series. Any Director who is an "interested person" does not receive any annual or other fee from the Company. All Directors are reimbursed for all reasonable out of pocket expenses. Total amounts expensed related to Directors by Multi-Strategy Series M for the year ended March 31, 2005 were $10,510.

            PFPC Trust Company (an affiliate of PFPC) serves as custodian of Multi-Strategy Series M's assets and provides custodial services for Multi-Strategy Series M. Fees payable to the custodian and reimbursement for certain expenses are paid by Multi-Strategy Series M.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2005 (CONTINUED)
--------------------------------------------------------------------------------

      4.    SECURITIES TRANSACTIONS

            The following table lists the aggregate purchases, proceeds from sales of Investment Funds, net unrealized appreciation, gross unrealized appreciation, and gross unrealized depreciation as of March 31, 2005. At March 31, 2005, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes.

            Cost of purchases                  $34,000,000
            Proceeds from sales                $21,783,342
            Gross unrealized appreciation      $ 7,920,286
            Gross unrealized depreciation      $        --
            Net unrealized appreciation        $ 7,920,286

      5.    CONTRIBUTIONS, REDEMPTIONS, AND ALLOCATION OF INCOME

            Generally, initial and additional subscriptions for Units may be accepted as of the first day of each month. CAI has been authorized by the Board of Directors of the Company to accept or reject any initial and additional subscriptions for Units in Multi-Strategy Series M. The Board of Directors from time to time and in its complete and exclusive discretion may determine to cause Multi-Strategy Series M to repurchase Units from Members pursuant to written tenders by Members on such terms and conditions as it may determine. CAI expects that it typically will recommend to the Board of Directors that the Company offer to repurchase Units from Members quarterly, on each March 31, June 30, September 30 and December 31 (or, if any such date is not a business day, on the immediately preceding business day).

            Net profits or net losses of Multi-Strategy Series M for each month-end will be allocated among and credited to or debited against the capital accounts of all Members as of the last day of each month in accordance with the Members' respective investment percentages for the month.

            Transactions in units were as follows for the years ended March 31, 2005 and 2004:

                                                         2005            2004
                                                      ---------       ---------
            Units outstanding, beginning of year      54,616.96       28,040.60
            Units purchased                           24,309.75       27,797.01
            Units redeemed                            (7,161.53)      (1,220.65)
                                                      ---------       ---------
            Units outstanding, end of year            71,765.18       54,616.96
                                                      =========       =========

      6.    FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

            In the normal course of business, the Investment Funds in which Multi-Strategy Series M invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts and entering into equity swaps.

APPROVAL OF THE COMPANY'S ADVISORY AGREEMENT BY ITS BOARD OF DIRECTORS
(UNAUDITED)

      The Investment Advisory Agreement between the Company and Citigroup Alternative Investments LLC as investment adviser to each of Series M and Series G was approved by the initial Member of each Series on November 27, 2002 and by the Board of Directors most recently on September 10, 2004 (with Management Fee reductions applicable to each Series subsequently approved on March 11, 2005, as described below). The Board of Directors anticipates next considering the Investment Advisory Agreement before November 2005.

      In approving the Investment Advisory Agreement in September 2004, the Board of Directors considered the Company's existing relationship with the Adviser and its affiliates, as well as the ongoing commitment of the Adviser to the Company. The Directors also considered Series investment performance to date and the resources and experience of the Adviser, its affiliates and the individuals dedicated to the Company's investment program. In this regard, the Directors reviewed materials relevant to the investment performance of the Company and the Adviser, as well as various materials describing the Adviser and its personnel. They evaluated these factors in light of the nature, extent and quality of the services provided by the Adviser, the total compensation received, directly or indirectly, by the Adviser from the Company (no indirect compensation, such as through soft dollar arrangements or other service benefits, was identified) and the total cost to the Company of using the Adviser's services, taking into account both expenses borne by the Adviser and those that may be passed to the Company by the Adviser. In addition, they compared competitive prices for comparable services, reviewing fee information for a variety of investment funds similar in structure to the Company. Among other things, the Directors determined the Adviser's fees were competitive to those charged by investment advisers to similar funds for comparable services (when, if applicable, the fees charged to those other funds were adjusted to reflect the effects of the incentive compensation to which certain of those funds were subject) and Series expense ratios were reasonable given Series net assets.

      The Directors noted that performance, while lower than that targeted, had been satisfactory, providing stable absolute returns, that estimated costs of the services to be provided and profitability of the Adviser appeared reasonable and that the Adviser's affiliation with Citigroup offered assurances as to its institutional stability. As to economies of scale, it was noted that the Company had not yet grown sufficiently to warrant evaluation of whether benefits relating to its size were being shared properly between the Adviser and the Members. The Directors indicated, however, that they would monitor each Series' expense ratio over time and would look for a reduced expense ratio as assets grow. The Directors also determined the Adviser's resources and experience were satisfactory overall, and that sufficient resources and personnel were assigned to the Adviser's management of the Company. Accordingly, they concluded continuing the Investment Advisory Agreement served the interests of the Company, each Series and the Members.

      Reductions in the Management Fee to 1.5% of net assets annually as to each Series (from 2.0% and 2.25% annually as to Series M and Series G, respectively) were approved by the Board of Directors on March 11, 2005, to be effective
August 1, 2005. In approving these reductions, the Directors paid special attention to assurances from the Adviser that the nature, extent and quality of services provided by the Adviser to the Company and each Series would not be adversely affected.

                                 FUND MANAGEMENT
                                   (UNAUDITED)

      The Company's officers are appointed by the Directors and oversee the management of the day-to-day operations of the Company and each Series under the supervision of the Board of Directors. Two of the Directors and all of the officers of the Company are directors, officers or employees of the Adviser, the Managing Member, their subsidiaries or Citigroup. The other Directors are not affiliated with the Adviser, the Managing Member, their subsidiaries or Citigroup and are not "interested persons" as defined under Section 2(a)(19) of the 1940 Act (the "Independent Directors"). The Directors and officers of the Company also may be directors and officers of other investment companies managed, advised, administered or distributed by Citigroup or its subsidiaries. A list of the Directors and officers of the Company and a brief statement of their present positions and principal occupations during the past five years are set out below. To the fullest extent allowed by applicable law, including the 1940 Act, the Limited Liability Company Agreement indemnifies the Directors and officers for all costs, liabilities and expenses that they may experience as a result of their service as such.

      Certain of the Directors and officers of the Company are also directors and/or officers of other investment companies that are advised by the Adviser or its affiliates. The address for each Director and officer in his or her capacity as such is 399 Park Avenue, 7th Floor, New York, N.Y. 10043.

                              INDEPENDENT DIRECTORS
                             (INFORMATION UNAUDITED)

                                                                                           NUMBER OF
                                            TERM OF               PRINCIPAL              PORTFOLIOS IN                OTHER
                      POSITION(S) HELD    OFFICE* AND           OCCUPATION(S)             FUND COMPLEX            DIRECTORSHIPS
     NAME                   WITH           LENGTH OF               DURING                 OVERSEEN BY                HELD BY
   AND AGE              THE COMPANY       TIME SERVED           PAST 5 YEARS                DIRECTOR                DIRECTOR
--------------        ----------------    -------------      ------------------------    -------------       --------------------
Charles Hurty             Director        November 2002      Business Consultant               Two           GMAM Absolute Return
(born 1943)                               to present         since October 2001;                             Strategies Fund, LLC
                                                             prior thereto, partner
                                                             with accounting firm of
                                                             KPMG, LLP.

Steven Krull              Director        November 2002      Professor of Finance at           Two           None
(born 1957)                               to present         Hofstra University;
                                                             Business Consultant.

David Scudder             Director        November 2002      Vice President of Trusts          Two           New England
(born 1936)                               to present         of Harvard Management                           Conservatory, The
                                                             Company (HMC) since                             Advisory Committee
                                                             February 1999; prior                            for the Office for
                                                             thereto, Partner and                            the Arts at Harvard
                                                             Portfolio Manager for                           University, the
                                                             Wellington Management                           Boston Lyric Opera,
                                                             Co., LLP.                                       Massachusetts Eye
                                                                                                             and Ear Infirmary

----------
* Term of office of each Director is indefinite.

                              INTERESTED DIRECTORS
                             (INFORMATION UNAUDITED)

                                                                                                NUMBER OF
                                                                                             PORTFOLIOS IN
                     POSITION(S)                                    PRINCIPAL                     FUND                 OTHER
                     HELD WITH       TERM OF OFFICE* AND          OCCUPATION(S)                  COMPLEX           DIRECTORSHIPS
     NAME               THE               LENGTH OF                  DURING                    OVERSEEN BY            HELD BY
    AND AGE           COMPANY            TIME SERVED              PAST 5 YEARS                   DIRECTOR            DIRECTOR
-------------       -------------    -------------------   ------------------------------    --------------     --------------------
David Vogel         President and       December 2004      Head of Global Fund of Funds          Two            Center for
(born 1944)         Director            to present         unit of Citigroup Alternative                        International
                                                           Investments LLC since December                       Securities and
                                                           2004; Group Managing Director                        Derivatives Markets.
                                                           of Managed Futures unit of
                                                           Citigroup Alternative
                                                           Investments LLC since 1995.

Janet Holmes        Vice President      November 2002      Managing Director with                Two            None
(born 1959)         and Director        to present         Citigroup Alternative
                    (Chair)                                Investments LLC since December
                                                           2001; prior thereto, Managing
                                                           Director, Head of Product
                                                           Development and Head of Hedge
                                                           Fund Review and Appeal for
                                                           PlusFunds Ltd. since January
                                                           2000; prior thereto, Vice
                                                           President with Standard &
                                                           Poor's since February 1997.

----------
* Term of office of each Director is indefinite.

                                    OFFICERS
                             (INFORMATION UNAUDITED)

      NAME               POSITION(S) HELD WITH          TERM OF OFFICE*                       PRINCIPAL OCCUPATION(S)
     AND AGE                   THE COMPANY         AND LENGTH OF TIME SERVED                    DURING PAST 5 YEARS
-----------------        ---------------------     -------------------------      --------------------------------------------------
David Vogel              President and             December 2004 to present       See table for "Interested Directors" above.
(born 1944)              Director

Janet Holmes             Vice President and        November 2002 to present       See table for "Interested Directors" above.
(born 1959)              Director (Chair)

Trudi Gilligan           Chief Compliance          December 2004 to present       Director and Associate General Counsel, Citigroup
(born 1967)              Officer                                                  Alternative Investments LLC
                                                                                  (2000-2003)
                                                                                  Associate, law firm of Battle Fowler LLP
                                                                                  (1996-2000)

Patrizia Sanelli         Treasurer                 December 2004 to present       Director, Citigroup Alternative Investments LLC
(born 1972)                                                                       (2003-Present)
                                                                                  Vice-President, Citigroup Alternative Investments
                                                                                  LLC (1999 to 2003)

Sonia Rubinic            Secretary                 November 2002 to present       Director, Citigroup Alternative Investments LLC
(born 1965)                                                                       since April 1997.

Christopher Hutt         Assistant Secretary       June 2004 to present           Vice President, Citigroup Alternative Investments
(born 1970)                                                                       LLC (2004-present)
                                                                                  Assistant Vice President, JPMorgan Chase & Co.,
                                                                                  Network
                                                                                  Client Consulting (2000-2003)
                                                                                  Client Coverage Officer, Morgan Stanley &
                                                                                  Co./Chase Manhattan Bank N.A. (1997-2000)

      Other than as described above, since January 1, 2002, none of the Independent Directors who is a director of another investment company whose adviser and principal underwriter is Citigroup Alternative Investments LLC has held any other position with (i) the Company, (ii) an investment company having the same adviser or principal underwriter as the Company or an adviser or principal underwriter that controls, is controlled by or is under common control with the Adviser, (iii) the Adviser or other affiliate of the Company or (iv) any person controlling, controlled by or under common control with the Adviser. None of the Directors currently owns Units of either Series, nor do they own equity securities issued by other investment companies in the Fund Complex.

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.
     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that Charles Hurty is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.



Audit Fees
----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $95,000 for 2004, 96,000 for 2005.

Audit-Related Fees
------------------

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph
          (a) of this Item are $ 0 for 2004 and $ 0 for 2005

Tax Fees
--------

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are: $144,250 for 2004 and $ 0 for 2005. This fee relates to the preparation of the registrant's tax return and for the investors' K-1.

All Other Fees
--------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are :
          $ 0 for 2004 ; $15,000 for 2005. This fee relates to the N-2 fee filing.

      (e)(1)  Disclose   the  audit   committee's   pre-approval   policies  and
              procedures   described  in  paragraph   (c)(7)  of  Rule  2-01  of
              Regulation S-X.

              The Audit Committee will approve in advance any audit and non-audit services to be provided by the audit firm to (i) the Fund; (ii) the Fund's investment adviser (non-audit services only); or (iii) any affiliates of such investment adviser (non-audit services only) that provide ongoing services to the Fund if the engagement relates directly to the Fund's operations and financial reporting; provided, that any single member of the Committee may approve such services on behalf of the Committee if payments for such services are reasonably estimated at less than $10,000 and such approval is reported to the Committee at it next regular meeting; and provided further, that no such non-audit service may be approved if prohibited by applicable rules of the Securities and Exchange Commission.

      (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) 100%

                           (d) 100%

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $ 0

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.


                        CITIGROUP ALTERNATIVE INVESTMENTS
                    MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC.

                             Proxy Voting Procedures
                             -----------------------



Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (the "Fund"), a "series" investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), has adopted these proxy voting procedures (the "Procedures") in accordance with, and for the purpose of complying with, rules related to proxy voting promulgated by the Securities and Exchange Commission ("SEC") under the 1940 Act and the Investment Advisers Act of 1940, as amended (the "Advisers Act").

DELEGATION OF PROXY VOTING. The Fund has delegated the responsibility for voting proxies of its underlying portfolio funds (or other underlying securities) to its investment adviser, an adviser registered with the SEC pursuant to the Advisers Act. The investment adviser, Citigroup Alternative Investments LLC ("CAI"), has adopted proxy-voting procedures, including those designed to address any material conflicts of interests between CAI and its clients ("Adviser Procedures"), which have been reviewed and approved by the Board of Directors of the Fund and are attached hereto.

ANNUAL REVIEW. The Board of Directors of the Fund will review the Procedures and the Adviser Procedures annually to ensure the procedures are reasonably designed to ensure compliance with all relevant proxy-voting rules that are applicable to the Funds.

FORM N-PX. Commencing in 2004, the Fund will cause Form N-PX to be filed by August 31 each year and will include proxy-voting information for the one-year period ending that June 30. Form N-PX is an annual filing of the Fund's complete proxy voting record which requires information disclosing: (1) each proxy proposal subject matter; (2) if the proxy proposal was proposed by the issuer or a shareholder; (3) how the Fund cast its votes; and (4) if the vote cast was for or against management.

NOTE: BY AUGUST 31, 2004, THE FUND WILL BE REQUIRED TO FILE FORM N-PX FOR THE PERIOD JULY 1, 2003 TO JUNE 30, 2004.

DISCLOSURE OF PROXY PROCEDURES. Commencing in 2003, the Fund will ensure that a description of its (and CAI's) proxy-voting procedures, including procedures related to proxy-voting conflicts of interest, are disclosed in its Offering Memorandum (the Statement of Additional Information portion, if applicable) and shareholder reports.

NOTE:  REQUIRED WITH THE NEXT SUCH DOCUMENT FILED WITH THE SEC.

AVAILABILITY OF PROXY VOTING PROCEDURES AND VOTING RECORD. Commencing in 2004, the Fund will state in its Offering Memorandum (the Statement of Additional Information portion, if applicable) and shareholder reports that its proxy voting procedures and voting records are available free of charge directly from the Fund (or its designee) as well as from the SEC website.

The Fund will make its proxy voting records available on either a Fund or CAI website or upon request by calling a toll-free or collect telephone number.

NOTE: REQUIRED WITH THE NEXT SUCH DOCUMENT FILED WITH THE SEC ON OR AFTER AUGUST 31, 2004.

Adopted:  September 18, 2003





                                       2


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.


     (b)      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)   Citigroup Alternative Investments Multi-Adviser Hedge Fund
            -------------------------------------------------------------
               Portfolios LLC
            ----------------------


By (Signature and Title)*  /s/ David Vogel
                         ----------------------------------------------------
                           David Vogel, Chief Operating Officer
                           (principal executive officer)

Date        June 3, 2005
    -------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ David Vogel
                         ----------------------------------------------------
                           David Vogel, Chief Operating Officer
                           (principal executive officer)

Date        June 3, 2005
    -------------------------------------------------------------------------


By (Signature and Title)*  /s/ Jennifer Magro
                         ----------------------------------------------------
                           Jennifer Magro, Director - Funds of Hedge Funds (principal financial officer)

Date        June 3, 2005
    -------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.